Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Revenue						$ 199
Total Revenue						199
Cost of Revenue						86,459
Gross Profit/(Loss)						(86,260)
Option expense	0	0	0	0	705,918	18,188
Common Stock issued for services rendered	2,723,399	65,297	2,955,915	299,333	361,685	1,056,849
Selling, General & Admin.	66,775	53,077	431,856	211,614	355,761	333,249
Salaries and related taxes	47,119	68,267	159,357	197,108	240,858	200,094
Operating (loss)	(2,837,293)	(186,641)	(3,547,128)	(708,055)	(166,221)	(1,694,640)
Other Income Expense
Gain on change in fair value of derivative liability	6,399		456,929
Interest Expense	(53,558)		(365,462)
Interest income			1,430
Net (Loss)	$ (2,884,452)	$ (186,641)	$ (3,454,231)	$ (708,055)	$ (1,664,221)	$ (1,694,640)
Weighted Average (Loss) per share	$ (0.03)	$ 0.00	$ (0.04)	$ (0.01)	$ (0.02)	$ (0.02)
Weighted Average Common Shares Outstanding	89,243,523	77,132,854	84,998,810	76,194,707	76,792,137	69,984,791